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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2000
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Michael Larson
                 -------------------------------
   Address:      2365 Carillon Point
                 -------------------------------
                 Kirkland, WA 98033
                 -------------------------------

Form 13F File Number:   28-05147
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Larson
         -------------------------------
Title:   Reporting Manager
         -------------------------------
Phone:   (425) 803-0720
         -------------------------------

Signature, Place, and Date of Signing:

/s/ Michael Larson                 Kirkland, WA          November 13, 2000
-------------------------------    -------------------   -----------------
[Signature]                        [City, State]         [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   List of Other Managers Reporting for this Manager:


         No.      Form 13F File Number               Name

         1        28-

         [Repeat as necessary.]


     Pursuant to Rule 24b-2 of the Securities and Exchange Act of 1934, confidential information has been omitted from this Form 13F and filed separately with the Securities and Exchange Commission.

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                    1
                                                           --------------------

Form 13F Information Table Entry Total:                               *
                                                           --------------------

Form 13F Information Table Value Total:                   $          *
                                                           --------------------
                                                                    (thousands)


* PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

   List of Other Included Managers:

   Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.      Form 13F File Number               Name

         1        28-05149                  Cascade Investment L.L.C.

         [Repeat as necessary]


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

                                                     FORM 13F INFORMATION TABLE*

             COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7          COLUMN 8
--------------------------------- ---------------- --------- -------- ----------------- ---------- --------- -----------------------
                                                              VALUE   SHRS OR  SH/ PUT/  INVSTMNT   OTHER         VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL  DSCRETN   MANAGERS   SOLE    SHARED    NONE
--------------------------------- ---------------- --------- -------- -------- --- ---- ---------- --------- -------- -------- -----
AVISTA CORP                       COMMON STOCK    05379B107   40,254  1,787,500  SH       YES        N/A       YES
------------------------------------------------------------------------------------------------------------------------------------
ICOS CORP                         COMMON STOCK    449295104  272,012  5,025,619  SH       YES        N/A       YES
------------------------------------------------------------------------------------------------------------------------------------
NEWPORT NEWS SHIPBUILDING         COMMON STOCK    652228107  111,166  2,562,900  SH       YES        N/A       YES
------------------------------------------------------------------------------------------------------------------------------------
OTTER TAIL POWER COMPANY          COMMON STOCK    689648103   27,782  1,201,400  SH       YES        N/A       YES
------------------------------------------------------------------------------------------------------------------------------------
PAIN THERAPEUTICS                 COMMON STOCK    69562K100   39,625  2,000,000  SH       YES        N/A       YES
------------------------------------------------------------------------------------------------------------------------------------
PAN AMERN SILVER CORP             COMMON STOCK    697900108   10,349  2,905,000  SH       YES        N/A       YES
------------------------------------------------------------------------------------------------------------------------------------
REPUBLIC SVCS INC                 COMMON STOCK    760759100  181,965 13,864,000  SH       YES        N/A       YES
------------------------------------------------------------------------------------------------------------------------------------
SCHNITZER STL INDS INC            COMMON STOCK    806882106    8,581    602,200  SH       YES        N/A       YES
------------------------------------------------------------------------------------------------------------------------------------
WISCONSIN CENTRAL TRANSPORTATION  COMMON STOCK    976592105   38,028  3,600,300  SH       YES        N/A       YES
------------------------------------------------------------------------------------------------------------------------------------


*PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.


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